UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-08606

Deutsche DWS Asset Allocation Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	8/31

Date of reporting period:	2/28/2023

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

February 28, 2023
Semiannual Report
to Shareholders
DWS Equity Sector Strategy Fund

Contents

3	Letter to Shareholders
4	Performance Summary
7	Portfolio Management Team
9	Portfolio Summary
11	Investment Portfolio
24	Statement of Assets and Liabilities
26	Statement of Operations
27	Statements of Changes in Net Assets
28	Financial Highlights
32	Notes to Financial Statements
41	Information About Your Fund’s Expenses
43	Liquidity Risk Management
44	Advisory Agreement Board Considerations and Fee Evaluation
49	Account Management Resources
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
Stocks may decline in value. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led, and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Equity Sector Strategy Fund

Letter to Shareholders
Dear Shareholder:
This past year can be described as one where there were major structural disruptions and challenges impacting financial markets: record high inflation; end of ultra-loose monetary policy; impact of slower growth in China; ongoing political attacks on global trade; demographic change profoundly affecting more and more countries; and finally, the Ukraine conflict, future course of which continues to be highly unpredictable.
It is therefore apparent that there will be no lack of challenges for investors in 2023. With the additional looming recession concerns in the U.S. and Europe, we believe the prospects for equity returns will be challenging in 2023. Further, aggressive tightening by the Federal Reserve and international monetary authorities has increased pressure on banks, their ability to lend, and also negatively impacted the performance of fixed income securities. Inflation continues to remain above monetary authority targets, however there is early evidence that rate hikes by the Federal Reserve are beginning to take effect and cool the pace of rising prices.
Consequently, we believe that it is important for investors to diversify their investments given the level of volatility in markets. Balanced portfolios can help mitigate the negative impact of unexpected economic, geopolitical, and market events. While investment objectives are unique to each investor, we do believe there may be benefits to owning corporate and government bonds given potential for yield as well as holding equities for their ability to counter the negative effects of persistent inflation.
In our view, these factors of market volatility, unpredictable economic events, and complex geo-political forces strongly underscore the value add of active portfolio management. The partnership between our portfolio managers and our CIO Office — which synthesizes the views of more than 900 DWS economists, analysts and investment professionals around the world — makes an important difference in making strategic and tactical decisions for the DWS Funds. Thank you for your trust. For ongoing updates to our market and economic outlook, please visit the “Insights”  section of dws.com.
Best regards,

Hepsen Uzcan
President, DWS Funds
Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

DWS Equity Sector Strategy Fund	|	3

Performance SummaryFebruary 28, 2023 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/23
Unadjusted for Sales Charge	2.86%	–6.60%	4.39%	4.78%
Adjusted for the Maximum Sales Charge (max 5.75% load)	–3.06%	–11.97%	3.16%	4.17%
S&P 500® Index†	1.26%	–7.69%	9.82%	12.25%
Average Annual Total Returns as of 12/31/22 (most recent calendar quarter end)
Unadjusted for Sales Charge		–16.41%	3.71%	4.80%
Adjusted for the Maximum Sales Charge (max 5.75% load)		–21.22%	2.49%	4.19%
S&P 500® Index†		–18.11%	9.42%	12.56%

Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/23
Unadjusted for Sales Charge	2.51%	–7.29%	3.59%	3.99%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	1.51%	–7.29%	3.59%	3.99%
S&P 500® Index†	1.26%	–7.69%	9.82%	12.25%
Average Annual Total Returns as of 12/31/22 (most recent calendar quarter end)
Unadjusted for Sales Charge		–17.03%	2.92%	4.01%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		–17.03%	2.92%	4.01%
S&P 500® Index†		–18.11%	9.42%	12.56%

Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/23
No Sales Charges	3.03%	–6.35%	4.65%	5.04%
S&P 500® Index†	1.26%	–7.69%	9.82%	12.25%
Average Annual Total Returns as of 12/31/22 (most recent calendar quarter end)
No Sales Charges		–16.22%	3.98%	5.06%
S&P 500® Index†		–18.11%	9.42%	12.56%
Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.
The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2022 are 1.02%, 1.91%, 0.80% and 0.98% for Class A, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

4	|	DWS Equity Sector Strategy Fund

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
On each of August 9, 2021, July 29, 2019 and October 19, 2015, the Fund’s investment strategy changed. In addition, prior to July 8, 2013, the Fund had a sub-advisor and a different portfolio management team that operated with a different investment strategy. Performance would have been different if the Fund’s current investment strategy had been in effect during the prior periods.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.
Growth of an Assumed $10,000 Investment
(Adjusted for Maximum Sales Charge)

Yearly periods ended February 28

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.
The growth of $10,000 is cumulative.
Performance of other share classes will vary based on the sales charges and the fee structure of those classes.
†
S&P 500 Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

‡	Total returns shown for periods less than one year are not annualized.

DWS Equity Sector Strategy Fund	|	5

	Class A	Class C	Class S	Institutional Class
Net Asset Value
2/28/23	$13.10	$12.90	$13.14	$13.14
12/1/22 (commencement of operations of Institutional Class)	$—	$—	$—	$13.62
8/31/22	$12.93	$12.68	$12.98	$—
Distribution Information as of 2/28/23
Income Dividends, Six Months	$.20	$.10	$.24	$.24*

*	For the period from December 1, 2022 (commencement of operations of Institutional Class) through February 28, 2023.

6	|	DWS Equity Sector Strategy Fund

Portfolio Management Team
David Bianco, CFA, Chief Investment Officer Americas
Portfolio Manager of the Fund. Began managing the Fund in 2021.
—Rejoined DWS in 2012 with 15 years of industry experience; previously worked as Chief US Equity Strategist at Deutsche Bank and, before rejoining, at BofA Merrill Lynch and at UBS, as the Valuation & Accounting Strategist at UBS, a Quantitative Strategist at Deutsche Bank and an industry equity analyst at Deutsche Bank, Credit Suisse and at NatWest Markets.
—Chief Investment Strategist and Head of US Active Equity Management: New York.
—BS in Economics, University of Pennsylvania.
Di Kumble, CFA, Senior Portfolio Manager Equity
Portfolio Manager of the Fund. Began managing the Fund in 2021.
—Joined DWS in 2003 with seven years of industry experience. Prior to joining, she served as a Portfolio Manager at Graham Capital Management. Previously, she worked as a Quantitative Strategist at ITG Inc. and Morgan Stanley.
—Senior Portfolio Manager, Head of Tax Managed Equities: New York.
—BS, Beijing University; PhD in Chemistry, Princeton University.
Dokyoung Lee, CFA, Regional Head of Multi Asset & Solutions
Portfolio Manager of the Fund. Began managing the Fund in 2018.
—Joined DWS in 2018 with 24 years of industry experience; previously, worked as Head of Research and Portfolio Manager in the Global Multi-Asset Group at Oppenheimer Funds, and in research and portfolio management roles at AllianceBernstein.
—Americas Multi-Asset Head: New York.
—BSE, Princeton University.
Effective April 25, 2023, the portfolio management team is as follows:
David Bianco, CFA, Chief Investment Officer Americas
Portfolio Manager of the Fund. Began managing the Fund in 2021.
—Rejoined DWS in 2012 with 15 years of industry experience; previously worked as Chief US Equity Strategist at Deutsche Bank and, before rejoining, at BofA Merrill Lynch and at UBS, as the Valuation & Accounting Strategist at UBS, a Quantitative Strategist at Deutsche Bank and an industry equity analyst at Deutsche Bank, Credit Suisse and at NatWest Markets.
—Chief Investment Strategist and Head of US Active Equity Management: New York.
—BS in Economics, University of Pennsylvania.
Di Kumble, CFA, Senior Portfolio Manager Equity
Portfolio Manager of the Fund. Began managing the Fund in 2021.
—Joined DWS in 2003 with seven years of industry experience. Prior to joining, she served as a Portfolio Manager at Graham Capital Management. Previously, she worked as a Quantitative Strategist at ITG Inc. and Morgan Stanley.
—Senior Portfolio Manager, Head of Tax Managed Equities: New York.
—BS, Beijing University; PhD in Chemistry, Princeton University.

DWS Equity Sector Strategy Fund	|	7

Hiten Shah, Portfolio Manager Equity
Portfolio Manager of the Fund. Began managing the Fund on April 25, 2023.
—Joined DWS in 2017 with 19 years of industry experience; previously, Senior Consultant at the firm with responsibility for the implementation of BlackRock’s Aladdin platform in the US; Portfolio Manager for multi-asset portable alpha strategies at Oppenheimer Funds; Portfolio Manager for global macro and fixed income at various companies, including True North Partners, HSBC, Societe General and GE; and Analyst, Metlife Investments.
—Portfolio Manager for Quantitative Equity: New York.
—BA in Economics, Rutgers University.
John Moody, Portfolio Manager Equity.
Portfolio Manager of the Fund. Began managing the Fund on April 25, 2023.
—Joined DWS in 1998. Prior to his current role, served as a Business Manager for Active Equity. Previously, he was a Portfolio Analyst for EAFE, Global and Technology Funds and an Investment Accountant for International Funds. He began his career as a Client Service Associate for the International Institutional Equity Group.
—Portfolio Analyst/Portfolio Manager: New York.
—BS in Business Management, Fairfield University.

8	|	DWS Equity Sector Strategy Fund

Portfolio Summary(Unaudited)
Asset Allocation (As a % of Investment Portfolio)	2/28/23	8/31/22
Common Stocks	85%	87%
Cash Equivalents	9%	10%
Exchange-Traded Funds	6%	3%
	100%	100%

Sector Diversification (As a % of Common Stocks)	2/28/23	8/31/22
Information Technology	26%	27%
Health Care	20%	19%
Financials	13%	12%
Communication Services	12%	11%
Industrials	8%	7%
Consumer Discretionary	6%	9%
Consumer Staples	6%	5%
Utilities	4%	4%
Real Estate	3%	4%
Energy	1%	2%
Materials	1%	—
	100%	100%

DWS Equity Sector Strategy Fund	|	9

Ten Largest Equity Holdings at February 28, 2023 (23.8% of Net Assets)
1Apple, Inc.	5.3%
Designs, manufactures and markets personal computers and related computing and mobile-communication devices
2Microsoft Corp.	4.3%
Develops, manufactures, licenses, sells and supports software products
3Alphabet, Inc.	3.2%
Holding company with subsidiaries that provide Web-based search, maps, hardware products and various software applications
4JPMorgan Chase & Co.	2.0%
Provider of global financial services
5Amazon.com, Inc.	2.0%
Online retailer offering a wide range of products
6Berkshire Hathaway, Inc.	1.5%
Holding company of insurance business and a variety of other businesses
7Johnson & Johnson	1.5%
Provider of health care products
8Meta Platforms, Inc.	1.4%
Operator of social networking web site
9UnitedHealth Group, Inc.	1.4%
Operator of organized health systems
10Visa, Inc.	1.2%
Provider of financial transaction processing services and global financial services
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 11. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 49 for contact information.

10	|	DWS Equity Sector Strategy Fund

Investment Portfolioas of February 28, 2023 (Unaudited)

	Shares	Value ($)
Common Stocks 83.6%
Communication Services 10.2%
Diversified Telecommunication Services 1.4%
AT&T, Inc.	22,539	426,212
Lumen Technologies, Inc.	2,984	10,146
Verizon Communications, Inc.	13,444	521,762
		958,120
Entertainment 2.5%
Activision Blizzard, Inc.	2,992	228,140
Electronic Arts, Inc.	1,095	121,479
Live Nation Entertainment, Inc.*	515	37,111
Netflix, Inc.*	1,632	525,716
Take-Two Interactive Software, Inc.*	577	63,211
Walt Disney Co.*	6,829	680,237
Warner Bros Discovery, Inc.*	8,089	126,350
		1,782,244
Interactive Media & Services 4.7%
Alphabet, Inc. “A” *	13,319	1,199,509
Alphabet, Inc. “C” *	12,122	1,094,617
Match Group, Inc.*	1,205	49,911
Meta Platforms, Inc. “A” *	5,768	1,009,054
		3,353,091
Media 1.3%
Charter Communications, Inc. “A” *	412	151,455
Comcast Corp. “A”	16,212	602,600
Fox Corp. “A”	1,117	39,117
Interpublic Group of Companies, Inc.	1,416	50,325
Omnicom Group, Inc.	743	67,294
Paramount Global “B”	2,120	45,410
		956,201
Wireless Telecommunication Services 0.3%
T-Mobile U.S., Inc.*	1,275	181,279
Consumer Discretionary 5.0%
Auto Components 0.6%
Aptiv PLC*	2,768	321,863
BorgWarner, Inc.	2,559	128,666
		450,529
The accompanying notes are an integral part of the financial statements.

DWS Equity Sector Strategy Fund	|	11

	Shares	Value ($)
Hotels, Restaurants & Leisure 1.8%
Booking Holdings, Inc.*	75	189,300
Chipotle Mexican Grill, Inc.*	43	64,116
Darden Restaurants, Inc.	218	31,172
Domino’s Pizza, Inc.	94	27,637
Expedia Group, Inc.*	180	19,615
Hilton Worldwide Holdings, Inc.	540	78,035
Las Vegas Sands Corp.*	853	49,022
Marriott International, Inc. “A”	521	88,174
McDonald’s Corp.	1,446	381,614
MGM Resorts International	849	36,516
Starbucks Corp.	2,178	222,352
Yum! Brands, Inc.	607	77,186
		1,264,739
Internet & Direct Marketing Retail 2.0%
Amazon.com, Inc.*	15,047	1,417,879
Specialty Retail 0.6%
AutoZone, Inc.*	31	77,083
Home Depot, Inc.	581	172,290
Lowe’s Companies, Inc.	329	67,692
O’Reilly Automotive, Inc.*	102	84,670
Ulta Beauty, Inc.*	79	40,985
		442,720
Consumer Staples 4.8%
Beverages 1.8%
Coca-Cola Co.	8,711	518,392
Constellation Brands, Inc. “A”	347	77,624
Keurig Dr Pepper, Inc.	1,657	57,249
Molson Coors Beverage Co. “B”	624	33,190
Monster Beverage Corp.*	832	84,664
PepsiCo, Inc.	3,069	532,564
		1,303,683
Food & Staples Retailing 0.7%
Costco Wholesale Corp.	469	227,080
Kroger Co.	711	30,673
Sysco Corp.	499	37,210
Walgreens Boots Alliance, Inc.	733	26,044
Walmart, Inc.	1,441	204,809
		525,816
The accompanying notes are an integral part of the financial statements.

12	|	DWS Equity Sector Strategy Fund

	Shares	Value ($)
Food Products 0.5%
Archer-Daniels-Midland Co.	539	42,904
General Mills, Inc.	587	46,672
Kellogg Co.	386	25,453
Kraft Heinz Co.	726	28,271
McCormick & Co., Inc.	413	30,694
Mondelez International, Inc. “A”	1,312	85,516
The Hershey Co.	150	35,748
Tyson Foods, Inc. “A”	491	29,087
		324,345
Household Products 1.2%
Church & Dwight Co., Inc.	447	37,450
Clorox Co.	243	37,772
Colgate-Palmolive Co.	1,602	117,427
Kimberly-Clark Corp.	630	78,781
Procter & Gamble Co.	4,448	611,867
		883,297
Personal Products 0.2%
Estee Lauder Companies, Inc. “A”	475	115,449
Tobacco 0.4%
Altria Group, Inc.	2,083	96,714
Philip Morris International, Inc.	1,798	174,945
		271,659
Energy 1.2%
Energy Equipment & Services
Baker Hughes Co.	5,640	172,584
Halliburton Co.	5,425	196,548
Schlumberger Ltd.	8,634	459,415
		828,547
Financials 10.8%
Banks 6.3%
Bank of America Corp.	24,782	850,023
Citigroup, Inc.	6,641	336,632
Citizens Financial Group, Inc.	1,675	69,948
Comerica, Inc.	450	31,545
Fifth Third Bancorp.	2,337	84,833
First Republic Bank	601	73,929
Huntington Bancshares, Inc.	4,891	74,930
The accompanying notes are an integral part of the financial statements.

DWS Equity Sector Strategy Fund	|	13

	Shares	Value ($)
JPMorgan Chase & Co.	10,026	1,437,227
KeyCorp.	3,167	57,925
M&T Bank Corp.	618	95,969
PNC Financial Services Group, Inc.	1,381	218,088
Regions Financial Corp.	3,172	73,971
Signature Bank	203	23,355
SVB Financial Group*	198	57,046
Truist Financial Corp.	4,275	200,711
U.S. Bancorp.	4,399	209,964
Wells Fargo & Co.	11,955	559,136
Zions Bancorp NA	502	25,411
		4,480,643
Diversified Financial Services 1.5%
Berkshire Hathaway, Inc. “B” *	3,511	1,071,487
Insurance 3.0%
Aflac, Inc.	1,618	110,267
Allstate Corp.	745	95,941
American International Group, Inc.	2,180	133,220
Aon PLC “A”	568	172,700
Arthur J. Gallagher & Co.	565	105,853
Assurant, Inc.	158	20,128
Brown & Brown, Inc.	624	34,988
Chubb Ltd.	1,169	246,682
Cincinnati Financial Corp.	417	50,332
Everest Re Group Ltd.	111	42,621
Globe Life, Inc.	244	29,692
Hartford Financial Services Group, Inc.	920	72,018
Lincoln National Corp.	466	14,781
Loews Corp.	537	32,805
Marsh & McLennan Companies, Inc.	1,338	216,943
MetLife, Inc.	1,870	134,135
Principal Financial Group, Inc.	634	56,781
Progressive Corp.	1,598	229,345
Prudential Financial, Inc.	1,011	101,100
Travelers Companies, Inc.	639	118,292
W.R. Berkley Corp.	560	37,066
Willis Towers Watson PLC	294	68,902
		2,124,592
The accompanying notes are an integral part of the financial statements.

14	|	DWS Equity Sector Strategy Fund

	Shares	Value ($)
Health Care 16.9%
Biotechnology 3.2%
AbbVie, Inc.	5,270	811,053
Amgen, Inc.	1,617	374,594
Biogen, Inc.*	444	119,818
Gilead Sciences, Inc.	3,819	307,544
Incyte Corp.*	552	42,493
Moderna, Inc.*	1,014	140,753
Regeneron Pharmaceuticals, Inc.*	321	244,095
Vertex Pharmaceuticals, Inc.*	710	206,106
		2,246,456
Health Care Equipment & Supplies 3.6%
Abbott Laboratories	4,972	505,752
Align Technology, Inc.*	197	60,972
Baxter International, Inc.	1,426	56,969
Becton, Dickinson & Co.	789	185,060
Boston Scientific Corp.*	4,059	189,636
DexCom, Inc.*	1,060	117,671
Edwards Lifesciences Corp.*	1,712	137,713
GE HealthCare Technologies, Inc.*	1,148	87,248
Hologic, Inc.*	696	55,429
IDEXX Laboratories, Inc.*	227	107,425
Intuitive Surgical, Inc.*	1,011	231,913
Medtronic PLC	3,866	320,105
ResMed, Inc.	412	87,756
STERIS PLC	275	51,708
Stryker Corp.	907	238,432
Teleflex, Inc.	120	28,588
The Cooper Companies, Inc.	135	44,141
Zimmer Biomet Holdings, Inc.	569	70,482
		2,577,000
Health Care Providers & Services 3.2%
AmerisourceBergen Corp.	300	46,668
Cardinal Health, Inc.	537	40,656
Centene Corp.*	1,173	80,233
Cigna Group	728	212,649
CVS Health Corp.	2,973	248,364
Elevance Health, Inc.	486	228,260
HCA Healthcare, Inc.	454	110,526
Humana, Inc.	255	126,230
The accompanying notes are an integral part of the financial statements.

DWS Equity Sector Strategy Fund	|	15

	Shares	Value ($)
Laboratory Corp. of America Holdings	183	43,803
McKesson Corp.	287	100,396
Molina Healthcare, Inc.*	109	30,011
Quest Diagnostics, Inc.	228	31,546
UnitedHealth Group, Inc.	2,040	970,918
		2,270,260
Life Sciences Tools & Services 1.8%
Agilent Technologies, Inc.	616	87,453
Bio-Rad Laboratories, Inc. “A” *	49	23,414
Bio-Techne Corp.	336	24,407
Charles River Laboratories International, Inc.*	112	24,566
Danaher Corp.	1,347	333,423
Illumina, Inc.*	348	69,322
IQVIA Holdings, Inc.*	387	80,678
Mettler-Toledo International, Inc.*	52	74,553
PerkinElmer, Inc.	284	35,378
Thermo Fisher Scientific, Inc.	780	422,573
Waters Corp.*	130	40,416
West Pharmaceutical Services, Inc.	163	51,676
		1,267,859
Pharmaceuticals 5.1%
Bristol-Myers Squibb Co.	5,575	384,452
Catalent, Inc.*	494	33,701
Eli Lilly & Co.	2,022	629,287
Johnson & Johnson	6,846	1,049,218
Merck & Co., Inc.	6,492	689,710
Organon & Co.	688	16,849
Pfizer, Inc.	14,458	586,561
Viatris, Inc.	3,024	34,473
Zoetis, Inc.	1,218	203,406
		3,627,657
Industrials 7.0%
Aerospace & Defense 3.0%
Boeing Co.*	1,932	389,395
General Dynamics Corp.	800	182,328
Howmet Aerospace, Inc.	1,318	55,593
Huntington Ingalls Industries, Inc.	150	32,280
L3Harris Technologies, Inc.	679	143,398
Lockheed Martin Corp.	841	398,853
The accompanying notes are an integral part of the financial statements.

16	|	DWS Equity Sector Strategy Fund

	Shares	Value ($)
Northrop Grumman Corp.	517	239,945
Raytheon Technologies Corp.	5,229	512,913
Textron, Inc.	718	52,076
TransDigm Group, Inc.	185	137,616
		2,144,397
Airlines 0.6%
Alaska Air Group, Inc.*	992	47,447
American Airlines Group, Inc.*	5,740	91,725
Delta Air Lines, Inc.*	3,459	132,618
Southwest Airlines Co.	2,598	87,241
United Airlines Holdings, Inc.*	2,152	111,818
		470,849
Electrical Equipment 1.0%
AMETEK, Inc.	813	115,088
Eaton Corp. PLC	1,407	246,127
Emerson Electric Co.	2,092	173,029
Generac Holdings, Inc.*	223	26,762
Rockwell Automation, Inc.	419	123,576
		684,582
Industrial Conglomerates 0.9%
3M Co.	1,252	134,890
General Electric Co.	2,386	202,118
Honeywell International, Inc.	1,524	291,816
		628,824
Road & Rail 1.5%
CSX Corp.	8,080	246,359
J.B. Hunt Transport Services, Inc.	304	54,960
Norfolk Southern Corp.	881	198,067
Old Dominion Freight Line, Inc.	320	108,563
Union Pacific Corp.	2,201	456,223
		1,064,172
Information Technology 21.3%
Communications Equipment 1.3%
Arista Networks, Inc.*	672	93,206
Cisco Systems, Inc.	12,845	621,955
F5, Inc.*	161	23,020
The accompanying notes are an integral part of the financial statements.

DWS Equity Sector Strategy Fund	|	17

	Shares	Value ($)
Juniper Networks, Inc.	1,000	30,780
Motorola Solutions, Inc.	537	141,129
		910,090
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp. “A”	1,250	96,900
CDW Corp.	285	57,690
Corning, Inc.	1,591	54,014
Keysight Technologies, Inc.*	382	61,105
TE Connectivity Ltd.	648	82,503
Teledyne Technologies, Inc.*	94	40,427
Trimble, Inc.*	499	25,978
Zebra Technologies Corp. “A” *	105	31,526
		450,143
IT Services 5.1%
Accenture PLC “A”	1,608	427,005
Akamai Technologies, Inc.*	436	31,654
Automatic Data Processing, Inc.	1,048	230,371
Broadridge Financial Solutions, Inc.	311	43,783
Cognizant Technology Solutions Corp. “A”	1,327	83,110
EPAM Systems, Inc.*	154	47,378
Fidelity National Information Services, Inc.	1,510	95,689
Fiserv, Inc.*	1,468	168,952
FleetCor Technologies, Inc.*	214	45,965
Gartner, Inc.*	212	69,496
Global Payments, Inc.	697	78,203
International Business Machines Corp.	2,291	296,226
Jack Henry & Associates, Inc.	196	32,191
Mastercard, Inc. “A”	2,180	774,532
Paychex, Inc.	805	88,872
PayPal Holdings, Inc.*	2,870	211,232
VeriSign, Inc.*	245	48,223
Visa, Inc. “A”	3,946	867,883
		3,640,765
Semiconductors & Semiconductor Equipment 2.3%
Advanced Micro Devices, Inc.*	1,298	101,997
Analog Devices, Inc.	426	78,158
Applied Materials, Inc.	707	82,118
Broadcom, Inc.	327	194,333
Enphase Energy, Inc.*	162	34,106
Intel Corp.	3,252	81,072
The accompanying notes are an integral part of the financial statements.

18	|	DWS Equity Sector Strategy Fund

	Shares	Value ($)
KLA Corp.	149	56,528
Lam Research Corp.	136	66,097
Microchip Technology, Inc.	521	42,217
Micron Technology, Inc.	891	51,518
Monolithic Power Systems, Inc.	57	27,604
NVIDIA Corp.	1,991	462,231
NXP Semiconductors NV	258	46,048
ON Semiconductor Corp.*	403	31,196
QUALCOMM, Inc.	911	112,536
Skyworks Solutions, Inc.	190	21,198
SolarEdge Technologies, Inc.*	74	23,526
Teradyne, Inc.	191	19,318
Texas Instruments, Inc.	720	123,444
		1,655,245
Software 6.6%
Adobe, Inc.*	776	251,385
ANSYS, Inc.*	167	50,703
Autodesk, Inc.*	409	81,264
Cadence Design Systems, Inc.*	493	95,119
Fortinet, Inc.*	1,222	72,636
Intuit, Inc.	514	209,290
Microsoft Corp.	12,298	3,067,367
Oracle Corp.	2,585	225,929
Roper Technologies, Inc.	190	81,738
Salesforce, Inc.*	1,644	268,975
ServiceNow, Inc.*	398	172,004
Synopsys, Inc.*	318	115,676
		4,692,086
Technology Hardware, Storage & Peripherals 5.4%
Apple, Inc.	25,296	3,728,882
Hewlett Packard Enterprise Co.	2,243	35,013
HP, Inc.	1,642	48,472
		3,812,367
Materials 0.7%
Chemicals
Air Products & Chemicals, Inc.	203	58,054
Albemarle Corp.	99	25,177
Corteva, Inc.	661	41,174
Dow, Inc.	662	37,866
The accompanying notes are an integral part of the financial statements.

DWS Equity Sector Strategy Fund	|	19

	Shares	Value ($)
DuPont de Nemours, Inc.	476	34,762
Ecolab, Inc.	238	37,930
Linde PLC	475	165,476
PPG Industries, Inc.	246	32,487
Sherwin-Williams Co.	227	50,246
		483,172
Real Estate 2.8%
Equity Real Estate Investment Trusts (REITs) 2.7%
Alexandria Real Estate Equities, Inc.	337	50,476
American Tower Corp.	1,092	216,227
AvalonBay Communities, Inc.	335	57,794
Boston Properties, Inc.	335	21,936
Camden Property Trust	253	29,034
Crown Castle, Inc.	1,016	132,842
Digital Realty Trust, Inc.	660	68,792
Equinix, Inc.	211	145,225
Equity Residential	828	51,767
Essex Property Trust, Inc.	155	35,349
Extra Space Storage, Inc.	312	51,371
Healthpeak Properties, Inc.	1,268	30,508
Host Hotels & Resorts, Inc.	1,694	28,459
Iron Mountain, Inc.	685	36,134
Kimco Realty Corp.	1,419	29,246
Mid-America Apartment Communities, Inc.	271	43,387
Prologis, Inc.	2,128	262,595
Public Storage	362	108,220
Realty Income Corp.	1,400	89,530
SBA Communications Corp.	249	64,578
Simon Property Group, Inc.	769	93,887
UDR, Inc.	671	28,746
Ventas, Inc.	904	43,980
VICI Properties, Inc.	2,257	75,677
Welltower, Inc.	1,011	74,935
Weyerhaeuser Co.	1,678	52,437
		1,923,132
Real Estate Management & Development 0.1%
CBRE Group, Inc. “A” *	684	58,236
The accompanying notes are an integral part of the financial statements.

20	|	DWS Equity Sector Strategy Fund

	Shares	Value ($)
Utilities 2.9%
Electric Utilities 2.0%
Alliant Energy Corp.	613	31,428
American Electric Power Co., Inc.	1,249	109,875
Constellation Energy Corp.	816	61,110
Duke Energy Corp.	1,864	175,701
Edison International	919	60,847
Entergy Corp.	485	49,892
Evergy, Inc.	552	32,463
Eversource Energy	840	63,302
Exelon Corp.	2,392	96,613
FirstEnergy Corp.	1,388	54,882
NextEra Energy, Inc.	4,764	338,387
NRG Energy, Inc.	576	18,887
PPL Corp.	1,797	48,645
Southern Co.	2,592	163,451
Xcel Energy, Inc.	1,266	81,746
		1,387,229
Gas Utilities 0.1%
Atmos Energy Corp.	571	64,414
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	2,369	58,467
Multi-Utilities 0.7%
Ameren Corp.	507	41,934
CenterPoint Energy, Inc.	1,254	34,886
CMS Energy Corp.	579	34,144
Consolidated Edison, Inc.	703	62,813
Dominion Energy, Inc.	1,622	90,216
DTE Energy Co.	385	42,238
NiSource, Inc.	804	22,054
Public Service Enterprise Group, Inc.	994	60,067
Sempra Energy	600	89,976
WEC Energy Group, Inc.	603	53,462
		531,790
Total Common Stocks (Cost $65,047,310)		59,385,512
Exchange-Traded Funds 6.0%
Energy Select Sector SPDR Fund	36,000	3,012,840
The accompanying notes are an integral part of the financial statements.

DWS Equity Sector Strategy Fund	|	21

	Shares	Value ($)
SPDR S&P 500 ETF Trust	3,000	1,188,780
Vanguard Real Estate ETF	1,000	85,720
Total Exchange-Traded Funds (Cost $3,865,375)		4,287,340
Cash Equivalents 9.4%
DWS Central Cash Management Government Fund, 4.51% (a) (Cost $6,653,938)	6,653,938	6,653,938

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $75,566,623)	99.0	70,326,790
Other Assets and Liabilities, Net	1.0	698,304
Net Assets	100.0	71,025,094
A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2023 are as follows:
Value ($) at 8/31/2022	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 2/28/2023	Value ($) at 2/28/2023
Cash Equivalents 9.4%
DWS Central Cash Management Government Fund, 4.51% (a)
6,900,694	15,629,995	15,876,751	—	—	121,343	—	6,653,938	6,653,938

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

S&P: Standard & Poor’s
SPDR: Standard & Poor’s Depositary Receipt
The accompanying notes are an integral part of the financial statements.

22	|	DWS Equity Sector Strategy Fund

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$59,385,512	$—	$—	$59,385,512
Exchange-Traded Funds	4,287,340	—	—	4,287,340
Short-Term Investments	6,653,938	—	—	6,653,938
Total	$70,326,790	$—	$—	$70,326,790

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

DWS Equity Sector Strategy Fund	|	23

Statement of Assets and Liabilities
as of February 28, 2023 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $68,912,685)	$ 63,672,852
Investment in DWS Central Cash Management Government Fund (cost $6,653,938)	6,653,938
Cash	16,297
Receivable for investments sold	622,272
Receivable for Fund shares sold	3,981
Dividends receivable	92,558
Interest receivable	29,924
Other assets	39,685
Total assets	71,131,507
Liabilities
Payable for investments purchased	16,297
Payable for Fund shares redeemed	9,053
Accrued Trustees' fees	1,374
Other accrued expenses and payables	79,689
Total liabilities	106,413
Net assets, at value	$71,025,094
Net Assets Consist of
Distributable earnings (loss)	(8,957,741)
Paid-in capital	79,982,835
Net assets, at value	$71,025,094
The accompanying notes are an integral part of the financial statements.

24	|	DWS Equity Sector Strategy Fund

Statement of Assets and Liabilities as of February 28, 2023 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($28,738,825 ÷ 2,193,337 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 13.10
Maximum offering price per share (100 ÷ 94.25 of $13.10)	$ 13.90
Class C
Net Asset Value, offering and redemption price
(subject to contingent deferred sales charge) per share
($561,374 ÷ 43,505 outstanding shares of beneficial interest,
$.01 par value, unlimited number of shares authorized)
$ 12.90
Class S
Net Asset Value, offering and redemption price per share ($41,715,078 ÷ 3,174,395 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 13.14
Institutional Class
Net Asset Value, offering and redemption price per share ($9,817 ÷ 747 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 13.14
The accompanying notes are an integral part of the financial statements.

DWS Equity Sector Strategy Fund	|	25

Statement of Operations
for the six months ended February 28, 2023 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $106)	$ 571,629
Income distributions — DWS Central Cash Management Government Fund	121,343
Total income	692,972
Expenses:
Management fee	95,642
Administration fee	34,252
Services to shareholders	71,743
Distribution and service fees	37,698
Custodian fee	5,185
Audit fee	22,848
Legal fees	21,395
Tax fees	3,940
Reports to shareholders	15,498
Registration fees	26,237
Trustees' fees and expenses	2,617
Other	6,729
Total expenses before expense reductions	343,784
Expense reductions	(134,721)
Total expenses after expense reductions	209,063
Net investment income	483,909
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(1,262,864)
Change in net unrealized appreciation (depreciation) on investments	2,855,285
Net gain (loss)	1,592,421
Net increase (decrease) in net assets resulting from operations	$ 2,076,330
The accompanying notes are an integral part of the financial statements.

26	|	DWS Equity Sector Strategy Fund

Statements of Changes in Net Assets
	Six Months Ended February 28, 2023	Year Ended August 31,
Increase (Decrease) in Net Assets	(Unaudited)	2022
Operations:
Net investment income	$ 483,909	$ 704,434
Net realized gain (loss)	(1,262,864)	(1,743,988)
Change in net unrealized appreciation (depreciation)	2,855,285	(9,914,781)
Net increase (decrease) in net assets resulting from operations	2,076,330	(10,954,335)
Distributions to shareholders:
Class A	(442,784)	(9,443,677)
Class C	(4,830)	(228,655)
Class S	(747,259)	(13,274,465)
Institutional Class*	(173)	—
Total distributions	(1,195,046)	(22,946,797)
Fund share transactions:
Proceeds from shares sold	577,876	1,923,058
Reinvestment of distributions	1,170,456	22,466,339
Payments for shares redeemed	(4,039,789)	(9,598,966)
Net increase (decrease) in net assets from Fund share transactions	(2,291,457)	14,790,431
Increase (decrease) in net assets	(1,410,173)	(19,110,701)
Net assets at beginning of period	72,435,267	91,545,968
Net assets at end of period	$71,025,094	$72,435,267

*	For the period from December 1, 2022 (commencement of operations of Institutional Class) through February 28, 2023.

The accompanying notes are an integral part of the financial statements.

DWS Equity Sector Strategy Fund	|	27

Financial Highlights
DWS Equity Sector Strategy Fund — Class A
	Six Months Ended 2/28/23	Years Ended August 31,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$12.93	$19.81	$16.02	$15.64	$15.88	$15.73
Income (loss) from investment operations:
Net investment income[a]	.08	.11	.14	.18	.34	.28
Net realized and unrealized gain (loss)	.29	(1.91)	3.96	1.43	(.29)	.13
Total from investment operations	.37	(1.80)	4.10	1.61	.05	.41
Less distributions from:
Net investment income	(.20)	—	(.31)	(1.18)	(.29)	(.26)
Net realized gains	—	(5.08)	—	(.05)	—	—
Total distributions	(.20)	(5.08)	(.31)	(1.23)	(.29)	(.26)
Net asset value, end of period	$13.10	$12.93	$19.81	$16.02	$15.64	$15.88
Total Return (%)[b,c]	2.86*	(12.92)	25.86[d]	10.44[d]	.56[d]	2.59[d]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	29	30	37	32	33	37
Ratio of expenses before expense reductions (%)	1.10**	1.02	.81[e]	.86[e]	.87[e]	.83[e]
Ratio of expenses after expense reductions (%)	.73**	.73	.76[e]	.71[e]	.69[e]	.70[e]
Ratio of net investment income (%)	1.23**	.71	.78	1.19	2.24	1.75
Portfolio turnover rate (%)	23*	38	136	63	93	35

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.
[e]
The Fund invested in other funds and indirectly bore its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund was invested. This ratio does not include these indirect fees and expenses.

*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

28	|	DWS Equity Sector Strategy Fund

DWS Equity Sector Strategy Fund — Class C
	Six Months Ended 2/28/23	Years Ended August 31,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$12.68	$19.65	$15.90	$15.52	$15.75	$15.60
Income (loss) from investment operations:
Net investment income (loss)[a]	.03	(.01)	(.01)	.07	.23	.18
Net realized and unrealized gain (loss)	.29	(1.88)	3.93	1.40	(.28)	.11
Total from investment operations	.32	(1.89)	3.92	1.47	(.05)	.29
Less distributions from:
Net investment income	(.10)	—	(.17)	(1.04)	(.18)	(.14)
Net realized gains	—	(5.08)	—	(.05)	—	—
Total distributions	(.10)	(5.08)	(.17)	(1.09)	(.18)	(.14)
Net asset value, end of period	$12.90	$12.68	$19.65	$15.90	$15.52	$15.75
Total Return (%)[b,c]	2.51*	(13.60)	24.84[d]	9.57[d]	(.15)[d]	1.82[d]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1	1	1	1	1	2
Ratio of expenses before expense reductions (%)	2.03**	1.91	1.65[e]	1.69[e]	1.65[e]	1.59[e]
Ratio of expenses after expense reductions (%)	1.48**	1.48	1.58[e]	1.46[e]	1.44[e]	1.45[e]
Ratio of net investment income (loss) (%)	.48**	(.04)	(.07)	.44	1.53	1.11
Portfolio turnover rate (%)	23*	38	136	63	93	35

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.
[e]
The Fund invested in other funds and indirectly bore its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund was invested. This ratio does not include these indirect fees and expenses.

*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Equity Sector Strategy Fund	|	29

DWS Equity Sector Strategy Fund — Class S
	Six Months Ended 2/28/23	Years Ended August 31,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$12.98	$19.83	$16.03	$15.66	$15.90	$15.75
Income (loss) from investment operations:
Net investment income[a]	.10	.15	.18	.22	.38	.33
Net realized and unrealized gain (loss)	.30	(1.92)	3.97	1.43	(.29)	.12
Total from investment operations	.40	(1.77)	4.15	1.65	.09	.45
Less distributions from:
Net investment income	(.24)	—	(.35)	(1.23)	(.33)	(.30)
Net realized gains	—	(5.08)	—	(.05)	—	—
Total distributions	(.24)	(5.08)	(.35)	(1.28)	(.33)	(.30)
Net asset value, end of period	$13.14	$12.98	$19.83	$16.03	$15.66	$15.90
Total Return (%)[b]	3.03*	(12.73)	26.23[c]	10.66[c]	.82[c]	2.85[c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	42	42	53	46	46	51
Ratio of expenses before expense reductions (%)	.87**	.80	.58[d]	.63[d]	.65[d]	.60[d]
Ratio of expenses after expense reductions (%)	.48**	.48	.53[d]	.46[d]	.44[d]	.45[d]
Ratio of net investment income (%)	1.48**	.96	1.01	1.44	2.50	2.03
Portfolio turnover rate (%)	23*	38	136	63	93	35

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.
[d]
The Fund invested in other funds and indirectly bore its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund was invested. This ratio does not include these indirect fees and expenses.

*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

30	|	DWS Equity Sector Strategy Fund

DWS Equity Sector Strategy Fund — Institutional Class
Period Ended
2/28/23 (Unaudited)[a]
Selected Per Share Data
Net asset value, beginning of period	$13.62
Income (loss) from investment operations:
Net investment income[b]	.05
Net realized and unrealized gain (loss)	(.29)
Total from investment operations	(.24)
Less distributions from:
Net investment income	(.24)
Net asset value, end of period	$13.14
Total Return (%)[c]	(1.81)*
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	10
Ratio of expenses before expense reductions (%)	.88**
Ratio of expenses after expense reductions (%)	.48**
Ratio of net investment income (%)	1.60**
Portfolio turnover rate (%)	23[d]

[a]	For the period from December 1, 2022 (commencement of operations) to February 28, 2023.
[b]	Based on average shares outstanding during the period.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	Represents the Fund’s portfolio turnover rate for the year ended February 28, 2023.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Equity Sector Strategy Fund	|	31

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Equity Sector Strategy Fund is a diversified series of Deutsche DWS Asset Allocation Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares commenced operations on December 1, 2022. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

32	|	DWS Equity Sector Strategy Fund

The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities and exchange-traded funds (“ETFs” ) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of

DWS Equity Sector Strategy Fund	|	33

the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At August 31, 2022, the Fund had net tax basis capital loss carryforwards of approximately $1,096,000, including short-term losses ($993,000) and long-term losses ($103,000), which may be applied against realized net taxable capital gains indefinitely.
At February 28, 2023, the aggregate cost of investments for federal income tax purposes was $76,214,116. The net unrealized depreciation for all investments based on tax cost was $5,887,326. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $3,368,831 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $9,256,157.
The Fund has reviewed the tax positions for the open tax years as of August 31, 2022 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

34	|	DWS Equity Sector Strategy Fund

The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses.  Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Purchases and Sales of Securities
During the six months ended February 28, 2023, purchases and sales of investment securities (excluding short-term investments) aggregated $14,745,214 and $18,323,793, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Restated Investment Management Agreement with the Advisor, the Fund pays a monthly management fee of: (a) 0.10% based on the Fund’s average daily net assets invested in exchange-traded funds and mutual funds, and (b) 0.30% on the Fund’s average daily net assets not covered in (a) above.
Accordingly, for the six months ended February 28, 2023, the fee pursuant to the Restated Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.271% of the Fund’s average daily net assets.

DWS Equity Sector Strategy Fund	|	35

For the period from September 1, 2022 and for the period from December 1, 2022 (commencement of operations) for Institutional Class shares through November 30, 2023, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
Class A	.73%
Class C	1.48%
Class S	.48%
Institutional Class	.48%
For the six months ended February 28, 2023 and for the period from December 1, 2022 (commencement of operations) to February 28, 2023 for Institutional Class shares, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$ 52,166
Class C	1,654
Class S	80,891
Institutional Class	10
$ 134,721
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended February 28, 2023, the Administration Fee was $34,252, of which $5,451 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ) (name changed from DST Systems, Inc. effective January 1, 2023), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended February 28, 2023 and for the period from December 1, 2022

36	|	DWS Equity Sector Strategy Fund

(commencement of operations) to February 28, 2023 for Institutional Class shares, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at February 28, 2023
Class A	$ 10,762	$ 3,641
Class C	521	186
Class S	29,899	9,980
Institutional Class	3	3
	$ 41,185	$ 13,810
In addition, for the six months ended February 28, 2023, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$ 11,622
Class C	488
Class S	6,339
$ 18,449
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended February 28, 2023, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at February 28, 2023
Class C	$ 2,277	$ 332
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder

DWS Equity Sector Strategy Fund	|	37

accounts the firms service. For the six months ended February 28, 2023, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at February 28, 2023	Annualized Rate
Class A	$ 34,670	$ 11,669.24%
Class C	751	316.25%
	$ 35,421	$ 11,985
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended February 28, 2023 aggregated $303.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended February 28, 2023, the CDSC for Class C shares aggregated $8. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended February 28, 2023, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $745, of which $170 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
D.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $375 million revolving credit facility provided by a syndication of banks.

38	|	DWS Equity Sector Strategy Fund

The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at February 28, 2023.
E.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended February 28, 2023		Year Ended August 31, 2022
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	20,961	$ 273,437	78,190	$ 1,162,250
Class C	477	6,064	2,111	32,233
Class S	21,828	288,375	47,624	728,575
Institutional Class*	734	10,000	—	—
		$ 577,876		$ 1,923,058
Shares issued to shareholders in reinvestment of distributions
Class A	32,756	$ 432,290	605,113	$ 9,197,715
Class C	371	4,830	14,510	217,507
Class S	55,379	733,163	856,373	13,051,117
Institutional Class*	13	173	—	—
		$ 1,170,456		$ 22,466,339
Shares redeemed
Class A	(146,303)	$ (1,902,246)	(287,512)	$ (4,267,190)
Class C	(10,627)	(135,031)	(10,235)	(151,897)
Class S	(155,112)	(2,002,512)	(333,304)	(5,179,879)
		$ (4,039,789)		$ (9,598,966)

DWS Equity Sector Strategy Fund	|	39

	Six Months Ended February 28, 2023		Year Ended August 31, 2022
	Shares	Dollars	Shares	Dollars
Net increase (decrease)
Class A	(92,586)	$ (1,196,519)	395,791	$ 6,092,775
Class C	(9,779)	(124,137)	6,386	97,843
Class S	(77,905)	(980,974)	570,693	8,599,813
Institutional Class*	747	10,173	—	—
		$ (2,291,457)		$ 14,790,431

*	For the period from December 1, 2022 (commencement of operations of Institutional Class) through February 28, 2023.

40	|	DWS Equity Sector Strategy Fund

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (September 1, 2022 to February 28, 2023).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000”  line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

DWS Equity Sector Strategy Fund	|	41

Expenses and Value of a $1,000 Investment
for the six months ended February 28, 2023 (Unaudited)

Actual Fund Return	Class A	Class C	Class S	Institutional Class*
Beginning Account Value 9/1/22	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/23	$1,028.60	$1,025.10	$1,030.30	$981.90
Expenses Paid per $1,000**	$3.67	$7.43	$2.42	$1.17
Hypothetical 5% Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 9/1/22	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/23	$1,021.17	$1,017.46	$1,022.41	$1,022.41
Expenses Paid per $1,000**	$3.66	$7.40	$2.41	$2.41

*
Expenses are equal to Institutional Class annualized expense ratio, multiplied by the average account value over the period, multiplied by 90 (the number of days in the period December 1, 2022 (commencement of operations) to February 28, 2023), then divided by 365.

**
Expenses (hypothetical expenses if Institutional Class had been in existence from
September 1, 2022) are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class C	Class S	Institutional Class
DWS Equity Sector Strategy Fund	.73%	1.48%	.48%	.48%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

42	|	DWS Equity Sector Strategy Fund

Liquidity Risk Management
In accordance with Rule 22e-4 (the “Liquidity Rule” ) under the Investment Company Act of 1940 (the “1940 Act” ), your Fund has adopted a liquidity risk management program (the “Program” ), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA” ) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee” ) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.
In February 2023, as required by the Program and the Liquidity Rule, DIMA provided the Board with an annual written report (the “Report” ) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2021 through November 30, 2022 (the “Reporting Period” ). During the Reporting Period, your Fund was predominately invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within three business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum”  as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, DIMA stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. DIMA also reported that there were no material changes made to the Program during the Reporting Period.

DWS Equity Sector Strategy Fund	|	43

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Equity Sector Strategy Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2022.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s

44	|	DWS Equity Sector Strategy Fund

shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2021, the Fund’s performance (Class A shares) was in the 4th quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2021. The Board noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board noted that effective August 9, 2021, the Fund’s strategy changed from a multi-asset growth allocation strategy to an equity sector allocation strategy. The Board also noted certain changes in the Fund’s portfolio

DWS Equity Sector Strategy Fund	|	45

management team that were made effective on August 9, 2021, in connection with the Fund’s strategy change. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the DWS fund complex.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2021). The Board noted that, effective August 9, 2021, DIMA agreed to reduce the Fund’s contractual management fee by 0.25% on assets invested in direct investments, in connection with the Fund’s strategy change. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2021, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from

46	|	DWS Equity Sector Strategy Fund

advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers

DWS Equity Sector Strategy Fund	|	47

and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

48	|	DWS Equity Sector Strategy Fund

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling: (800) 728-3337
Web Site	dws.com View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site —
dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site
— sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at
(800) 728-3337.

Portfolio Holdings
Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com, and is available free of charge by contacting your financial intermediary, or if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time.
Please see the Fund’s current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

DWS Equity Sector Strategy Fund	|	49

Investment Management
DWS Investment Management Americas, Inc. (“DIMA”  or the
“Advisor”  ), which is part of the DWS Group GmbH & Co. KGaA
(“DWS Group” ), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing
mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	SUPAX	SUPCX	SPGRX	SNPTX
CUSIP Number	25158W 783	25158W 817	25158W 825	25158W 767
Fund Number	482	782	2082	1482

50	|	DWS Equity Sector Strategy Fund

Notes

222 South Riverside Plaza
Chicago, IL 60606-5808
DESSF-3
(R-88912-2 4/23)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity Sector Strategy Fund, a series of Deutsche DWS Asset Allocation Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	4/28/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	4/28/2023

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	4/28/2023